Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Liabilities
Note 10. Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	December 31,
	2017	2016
Accrued salaries and other benefits	$53,492	$41,399
Accrued income and other taxes	26,503	41,329
Accrued warranty expense	3,190	2,912
Accrued interest	6,000	2,889
Accrued other liabilities	25,151	30,926
Accrued liabilities	$114,336	$119,455

Our warranty expense was $1.9 million, $1.6 million and $3.6 million during the years ended December 31, 2017, 2016 and 2015, respectively.